Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 10,493	$ 3,399	$ 7,070
Cost of revenues	5,730	1,563	4,312
Cost of revenues - amortization of assets recognized in business combination and technology	3,641	771	772
Total cost of revenues	9,371	2,334	5,084
Gross profit	1,122	1,065	1,986
Research and development expenses, net	41,686	9,878	8,082
Sales and marketing expenses	22,713	6,597	5,469
General and administrative expenses	19,644	20,287	3,270
Impairment losses	140,290
Operating loss	(223,211)	(35,697)	(14,835)
Finance income	17,909	446	8,765
Finance expense	428	13,243	2,283
Loss before taxes on income	(205,730)	(48,494)	(8,353)
Taxes benefit	4,906
Loss for the year	(200,824)	(48,494)	(8,353)
Loss attributable to Non-controlling interests	(47)
Loss attributable to owners	$ (200,777)	$ (48,494)	$ (8,353)
Loss per share
Basic loss per share (USD) (in Dollars per share)	$ (0.81)	$ (1.13)	$ (2.38)
Diluted loss per share (USD) (in Dollars per share)	$ (0.83)	$ (1.13)	$ (2.38)
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	$ (46)
Total comprehensive loss for the year	(200,870)	(48,494)	(8,353)
Comprehensive loss attributable to Non-controlling interests	(69)
Comprehensive loss attributable to Owners of the Company	$ (200,801)	$ (48,494)	$ (8,353)